Stockholders’ equity (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity - Schedule of Stock by Class

Stockholders’ equity consisted of the following:

WISeKey Semiconductors SAS	As at December 31, 2022	As at December 31, 2021
Share Capital	Common stock	Common stock
Par value per share (in EUR)	1.00	1.00
Share capital (in USD)	1,955,441	1,771,732

Total number of authorized shares	1,473,162	1,298,162
Total number of fully paid-in issued shares	1,473,162	1,298,162
Total number of fully paid-in outstanding shares	1,473,162	1,298,162

Stockholders’ equity consisted of the following:

WISeKey Semiconductors SAS	As at December 31, 2021	As at December 31, 2020
Share Capital	Common stock	Common stock
Par value per share (in EUR)	1.00	1.00
Share capital (in USD)	1,771,732	1,771,732

Total number of authorized shares	1,298,162	1,298,162
Total number of fully paid-in issued shares	1,298,162	1,298,162
Total number of fully paid-in outstanding shares	1,298,162	1,298,162